Morgan, Lewis & Bockius llp 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com Christopher D. Menconi +1.202.373.6173 chris.menconi@morganlewis.com

March 16, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Exchange Traded Concepts Trust and Exchange Traded Concepts Trust II: Preliminary Proxy Statement on Schedule 14A (File Nos. 333-156529 and 811-22263; File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of our clients, Exchange Traded Concepts Trust and Exchange Traded Concepts Trust II (the “Trusts”), we are filing pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940 a preliminary proxy statement on Schedule 14A, a notice of special meeting of shareholders of each series of the Trusts (each a “Fund”), and a form of proxy card.  The shareholder meeting is being called for the purposes of (1) approving new investment advisory agreements between each of the Trusts, on behalf of the Funds, and Exchange Traded Concepts, LLC (the “Adviser”); (2) approving new sub-advisory agreements between the Adviser and various sub-advisers; (3) approving the use of a “manager of managers” arrangement by certain of the Funds; and (4) electing a Trustee to each Trust’s Board of Trustees.

If you have questions or comments regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

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